Analysis by Operating Segment and Geographic Area (Tables)	12 Months Ended
Dec. 31, 2017
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Analysis by Segment

Analysis by segment

	2017
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	284.9	—	819.6	215.5	—	1,320.0
Inter-segment revenues	3.8	—	—	25.7	(29.5)	—
Operating revenues	288.7	—	819.6	241.2	(29.5)	1,320.0
Depreciation and amortization (excluding multi-client surveys)	(43.9)	(19.8)	(87.5)	(29.8)	(0.2)	(181.2)
Depreciation and amortization of multi-client surveys	—	—	(297.7)	—	—	(297.7)
Operating income	(91.4)	(220.4)	130.7	(35.9)	(46.5)	(263.5)
Share of income in companies accounted for under equity method(1)	(11.2)	(8.5)	(0.4)	—	—	(20.1)
Earnings before interest and tax(2)	(102.6)	(228.9)	130.3	(35.9)	(46.5)	(283.6)
Capital expenditures (excluding multi-client surveys)(3)	17.0	—	45.0	22.2	(3.0)	81.2
Investments in multi-client surveys, net cash	—	—	251.0	—	—	251.0
Capital employed	0.3	0.1	2.2	0.6	—	3.2
Total identifiable assets	0.5	0.1	2.6	0.7	—	3.9

(1)	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
(2)	At the group level, Operating Income and EBIT before costs related to the Transformation Plan amounted to US$(77.2) million and US$(97.3) million respectively, for the year ended December 31, 2017.

For the year ended December 31, 2017, Non-Operated Resources EBIT included US$(186.3) million relating to the Transformation Plan.

For the year ended December 31, 2017, GGR EBIT also included US$(23.1) million impairment of multi-client surveys. Since 2016 and the application of IAS 38 amended, CGG no longer apply a straight-line amortization scheme for multi-client surveys.

For the year ended December 31, 2017, “eliminations and other” included US$(37.8) million of general corporate expenses and US$(8.7) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(34.1) million for the year ended December 31, 2017. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2017.

	2016
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	232.2	—	784.0	179.3	—	1,195.5
Inter-segment revenues	5.8	—	—	75.7	(81.5)	—
Operating revenues	238.0	—	784.0	255.0	(81.5)	1,195.5
Depreciation and amortization (excluding multi-client surveys)	(62.7)	(93.5)	(101.1)	(35.5)	(0.4)	(293.2)
Depreciation and amortization of multi-client surveys	—	—	(417.2)	—	—	(417.2)
Operating income	(98.9)	(170.0)	(15.9)	(41.9)	(69.8)	(396.5)
Share of income in companies accounted for under equity method(1)	(6.0)	—	(2.2)	—	—	(8.2)
Earnings before interest and tax(2)	(104.9)	(170.0)	(18.1)	(41.9)	(69.8)	(404.7)
Capital expenditures (excluding multi-client surveys)(3)	27.7	—	60.1	12.4	4.3	104.5
Investments in multi-client surveys, net cash	—	—	295.1	—	—	295.1
Capital employed	0.4	0.2	2.3	0.6	—	3.5
Total identifiable assets	0.6	0.4	2.5	0.7	0.1	4.3

(1)	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
(2)

At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$(212.7) million and US$(220.9) million respectively, for the year ended December 31, 2016.

For the year ended December 31, 2016, Contractual Data Acquisition EBIT included US$(0.8) million relating to other intangible assets impairment;

For the year ended December 31, 2016, Non-Operated Resources EBIT included US$(54.3) million relating to the Transformation Plan and US$(31.4) million relating to vessels impairment.

For the year ended December 31, 2016, GGR EBIT also included US$(96.8) million impairment of multi-client surveys and US$(0.5) million relating to tangible assets impairment.

For the year ended December 31, 2016, “eliminations and other” included US$(33.2) million of general corporate expenses and US$(36.6) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(34.0) million for the year ended December 31, 2016. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2016.

	2015
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	593.2	—	1,107.6	400.1	—	2,100.9
Inter-segment revenues	22.3	—	—	37.2	(59.5)	—
Operating revenues	615.5	—	1,107.6	437.3	(59.5)	2,100.9
Depreciation and amortization (excluding multi-client surveys)	(653.4)	(28.6)	(586.9)	(41.7)	—	(1,310.6)
Depreciation and amortization of multi-client surveys	—	—	(369.5)	—	—	(369.5)
Operating income	(674.5)	(235.8)	(204.0)	25.9	(69.2)	(1,157.6)
Share of income in companies accounted for under equity method(1)	21.7	—	(0.3)	—	—	21.4
Earnings before interest and tax(2)	(652.8)	(235.8)	(204.3)	25.9	(69.2)	(1,136.2)
Capital expenditures (excluding multi-client surveys)(3)	34.3	—	73.2	23.1	15.0	145.6
Investments in multi-client surveys, net cash	—	—	284.6	—	—	284.6
Capital employed	0.7	0.1	2.5	0.6	—	3.9
Total identifiable assets	0.9	0.3	2.9	0.8	0.1	5.0

(1)	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
(2)

At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$60.9 million and US$82.3 million respectively, for the year ended December 31, 2015.

For the year ended December 31, 2015, Contractual Data Acquisition EBIT included:

(i)	US$(365.0) million of marine goodwill depreciation;
(ii)	US$(110.0) million relating to impairment of marine equipment;
(iii)	US$(33.0) million relating to other intangible assets impairment;
(iv)	US$(10.9) million relating to tangible assets impairment.

For the year ended December 31, 2015, Non-Operated Resources EBIT included US$(207.8) million relating to the Transformation Plan.

For the year ended December 31, 2015, GGR EBIT also included:

(i)	US$(438.8) million related to GGR CGUs goodwill depreciation;
(ii)	US$(41.8) million impairment of multi-client surveys;
(iii)	US$(11.2) million impairment of intangibles assets.

For the year ended December 31, 2015, “eliminations and other” included US$(38.6) million of general corporate expenses and US$(30.6) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(41.5) million for the year ended December 31, 2015. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2015.

Analysis of Operating Revenues by Location of Customers

Analysis of operating revenues by location of customers

	2017		2016		2015
	(In millions of US$)
North America	353.3	26.8%	356.9	29.9%	528.4	25.2%
Central and South Americas	331.1	25.1%	170.2	14.2%	232.9	11.1%
Europe, Africa and Middle East	424.2	32.1%	481.7	40.3%	875.6	41.7%
Asia Pacific	211.4	16.0%	186.7	15.6%	464.0	22.0%

Total operating revenues	1,320.0	100%	1,195.5	100%	2,100.9	100%

Summary of Analysis of Operating Revenues by Category

Analysis of operating revenues by category

	2017		2016		2015
	(In millions of US$)
Services rendered and royalties	905.1	68.6%	906.3	75.8%	1,451.3	69.1%
Sales of goods	202.4	15.3%	168.7	14.1%	378.3	18.0%
After-sales on multi-client surveys	200.3	15.2%	111.1	9.3%	256.2	12.2%
Leases	12.2	0.9%	9.4	0.8%	15.1	0.7%

Total operating revenues	1,320.0	100%	1,195.5	100%	2,100.9	100%